Property, Plant and Equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss	¥ 17,278	$ 2,485	¥ 7,227	¥ 3,920